Information about Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 104,264		¥ 136,588		¥ 154,150
Provision charged to income	13,834		10,016		19,186
Charge-offs	(29,521)		(44,821)		(38,610)
Recoveries	1,409		1,633		2,351
Other	(5,190)	[1]	848	[2]	(489)	[3]
Ending balance	84,796		104,264		136,588
Allowance for Credit Losses, Individually Evaluated for Impairment	49,155		65,151		91,407
Allowance for Credit Losses, Not Individually Evaluated for Impairment	35,641		39,113		45,181
Financing receivables, Ending Balance	3,395,361		3,662,612		3,650,639
Financing receivables, Individually Evaluated for Impairment	135,824		212,740		293,774
Financing receivables, Not Individually Evaluated for Impairment	3,259,537		3,449,872		3,356,865
Consumer Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	14,526		16,140		17,096
Provision charged to income	4,437		809		947
Charge-offs	(5,786)		(3,050)		(1,943)
Recoveries	290		281		43
Other	6	[1]	346	[2]	(3)	[3]
Ending balance	13,473		14,526		16,140
Allowance for Credit Losses, Individually Evaluated for Impairment	3,279		3,190		3,002
Allowance for Credit Losses, Not Individually Evaluated for Impairment	10,194		11,336		13,138
Financing receivables, Ending Balance	1,236,414		1,171,142		881,483
Financing receivables, Individually Evaluated for Impairment	11,796		10,861		9,021
Financing receivables, Not Individually Evaluated for Impairment	1,224,618		1,160,281		872,462
Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,717		23,505		27,426
Provision charged to income	2,381		(200)		6,509
Charge-offs	(3,590)		(7,384)		(10,083)
Recoveries	140		1		16
Other	(6,601)	[1]	795	[2]	(363)	[3]
Ending balance	9,047		16,717		23,505
Allowance for Credit Losses, Individually Evaluated for Impairment	8,534		14,620		20,657
Allowance for Credit Losses, Not Individually Evaluated for Impairment	513		2,097		2,848
Financing receivables, Ending Balance	174,204		568,957		775,465
Financing receivables, Individually Evaluated for Impairment	24,902		61,050		82,957
Financing receivables, Not Individually Evaluated for Impairment	149,302		507,907		692,508
Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	41,875		60,266		70,972
Provision charged to income	833		2,335		5,974
Charge-offs	(11,803)		(20,566)		(18,928)
Recoveries	798		988		2,212
Other	1,041	[1]	(1,148)	[2]	36	[3]
Ending balance	32,744		41,875		60,266
Allowance for Credit Losses, Individually Evaluated for Impairment	25,054		34,206		49,853
Allowance for Credit Losses, Not Individually Evaluated for Impairment	7,690		7,669		10,413
Financing receivables, Ending Balance	837,329		862,332		995,246
Financing receivables, Individually Evaluated for Impairment	76,051		111,722		166,889
Financing receivables, Not Individually Evaluated for Impairment	761,278		750,610		828,357
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,316	[4]	19,825	[4]	17,455	[4]
Provision charged to income	2,532	[4]	4,649	[4]	3,188	[4]
Charge-offs	(3,921)	[4]	(9,412)	[4]	(793)	[4]
Recoveries	111	[4]	0	[4]	0	[4]
Other	110	[1],[4],[5]	254	[2],[4],[5]	(25)	[3],[4],[5]
Ending balance	14,148	[4]	15,316	[4]	19,825	[4]
Allowance for Credit Losses, Individually Evaluated for Impairment	12,288	[4]	13,135	[4]	17,895	[4]
Allowance for Credit Losses, Not Individually Evaluated for Impairment	1,860	[4]	2,181	[4]	1,930	[4]
Financing receivables, Ending Balance	53,341	[4]	70,801	[4]	97,559	[4]
Financing receivables, Individually Evaluated for Impairment	23,075	[4]	29,107	[4]	34,907	[4]
Financing receivables, Not Individually Evaluated for Impairment	30,266	[4]	41,694	[4]	62,652	[4]
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,830		16,852		21,201
Provision charged to income	3,651		2,423		2,568
Charge-offs	(4,421)		(4,409)		(6,863)
Recoveries	70		363		80
Other	254	[1]	601	[2]	(134)	[3]
Ending balance	15,384		15,830		16,852
Allowance for Credit Losses, Individually Evaluated for Impairment	0		0		0
Allowance for Credit Losses, Not Individually Evaluated for Impairment	15,384		15,830		16,852
Financing receivables, Ending Balance	1,094,073		989,380		900,886
Financing receivables, Individually Evaluated for Impairment	0		0		0
Financing receivables, Not Individually Evaluated for Impairment	¥ 1,094,073		¥ 989,380		¥ 900,886

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, Other in Non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[3]	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[5]	Other includes foreign currency translation adjustments.